Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2019
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL

On December 13, 2018, Navios Acquisition acquired, as part of the Merger, at fair value, the intangible assets of Navios Midstream, consisting of favorable lease terms (see Note 5- Vessels, net).

Intangible assets as of June 30, 2019 and December 31, 2018 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2018	$36,900	$(255)	$36,645
Additions	—	(2,639)	(2,639)
Balance at June 30, 2019	$36,900	$(2,894)	$34,006

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2019 and 2018 are presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Favorable lease terms charter-out	$(1,319)	$—	$(2,639)	$—
Total	$(1,319)	$—	$(2,639)	$—

The remaining aggregate amortization of acquired intangibles as of June 30, 2019 was as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(7,631)	$(34,006)
Total	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(7,631)	$(34,006)

Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the remaining contract periods.